Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Payable [Abstract]
Freight fee and other handling charges	$ 6,724,438	$ 10,292,377
Freight fee and other handling charges – related party	43,328	32,798
Total	$ 6,767,766	$ 10,325,175